INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Cost	$3,762	$4,657
Accumulated amortization	(870)	(958)
Total	$2,892	$3,699
The following table presents the change in the cost balance of intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Cost at beginning of the year	$4,657	$3,629
Acquisitions through business combinations(1)	—	710
Additions, net of disposals	30	36
Non cash additions	35	—
Assets reclassified as held for sale(2)	(110)	—
Foreign currency translation	(850)	282
Cost at end of year	$3,762	$4,657

(1)See Note 5, Acquisition of Businesses, for additional information.
(2)See Note 4, Assets and Liabilities classified as Held for Sale, for additional information.

The following table presents the accumulated amortization for our company’s intangible assets:

	For the year ended
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Accumulated amortization at beginning of year	$(958)	$(782)
Amortization	(125)	(113)
Assets reclassified as held for sale(1)	5	—
Foreign currency translation	208	(63)
Accumulated amortization at end of year	$(870)	$(958)

(3)See Note 4, Assets and Liabilities classified as Held for Sale, for additional information.
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Balance at beginning of the year	$1,726	$518
Acquisitions through business combinations(1)	—	1,163
Foreign currency translation and other	(117)	45
Balance at end of the year	$1,609	$1,726

(1)See Note 5, Acquisition of Businesses, for additional information.

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Brazilian regulated gas transmission operation	$2,299	$2,970
Global intermodal logistics operation(1)	576	704
U.K. regulated distribution operation	17	25
Total	$2,892	$3,699

(1)See Note 5, Acquisition of Businesses, for additional information.
Goodwill is allocated to the following cash generating units or group of cash generating units:

	As of
US$ MILLIONS	Dec. 31, 2024	Dec. 31, 2023
Global intermodal logistics operation(1)	$1,163	$1,163
Brazilian regulated gas transmission operation	411	526
U.K. regulated distribution operation	35	37
Total	$1,609	$1,726

(1)See Note 5, Acquisition of Businesses, for additional information.